Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal
Current	$ 1,366	$ 1,203	$ 1,146
Deferred	(108)	469	(291)
Federal income tax	1,258	1,672	855
State
Current	401	398	355
Deferred	(196)	111	(144)
State income tax	205	509	211
Applicable income taxes	$ 1,463	$ 2,181	$ 1,066